CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2019
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

8.CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use or to be sold.

The following is a summary of capitalized computer software costs as of March 31, 2018 and 2019:

	Thousands of Yen
	2018	2019
Balance at beginning of year	¥2,328,190	¥2,662,072
Costs capitalized during year	374,715	673,018
Foreign currency translation adjustment	(337)	11,173
Disposal, impairment and other	(40,496)	(334,347)
Balance at end of year	2,662,072	3,011,916
Accumulated amortization, end of year	(1,859,137)	(1,891,124)
Capitalized computer software costs—net	¥802,935	¥1,120,792

Included in the above are capitalized software costs for projects in progress of ¥138,021 thousand and ¥253,005 thousand at March 31, 2018 and 2019, respectively. For the years ended March 31, 2017, 2018 and 2019, the Company recognized amortization expenses related to capitalized software development costs of ¥455,876 thousand, ¥503,985 thousand and ¥351,516 thousand, respectively.

The Company recognized no impairment loss on capitalized computer software costs for the year ended March 31, 2017.

The Company recognized an impairment loss of ¥38,560 thousand on certain capitalized computer software costs for the year ended March 31, 2018, which was included in “Selling, general and administrative expenses.” The impairment loss on capitalized computer software costs for the year ended March 31, 2018 consisted of software, which were owned by FRONTEO Healthcare, Inc., a subsidiary of FRONTEO. The amount of impairment was determined based on projected future cash flows of the assets. The impairment is recognized because the assets are no longer expected to be used in the future.

The Company recognized an impairment loss of ¥8,920 thousand on certain capitalized computer software costs for the year ended March 31, 2019, which was included in “Selling, general and administrative expenses.” The impairment for capitalized computer software costs for the year ended March 31, 2019 consisted of software. The amount of impairment was determined based on projected future cash flows of the assets. The impairment is recognized because the assets are no longer expected to be used in the future.

For the year ended March 31, 2019, “Disposal, impairment and other” includes the amount of ¥327,765 thousand, which is the original costs of capitalized software that have been fully amortized and were offset by the accumulated amortization for the software. It has no impact on the consolidated statements of operations.

The following table shows the estimated amortization of capitalized computer software costs for the next five years:

Thousands of
Years ending March 31,	Yen
2020	¥288,273
2021	230,148
2022	164,165
2023	122,698
2024	67,275